Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	May 15, 2012 Common Class A [Member]	May 15, 2012 Common Class B [Member]
Entity Information [Line Items]
Entity Registrant Name	BROADVIEW NETWORKS HOLDINGS INC
Entity Central Index Key	0001104358
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Common Stock, Shares Outstanding			9,999,945	0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 111,111,111